Stockholders' Deficit (Details)		12 Months Ended
	Aug. 17, 2023 shares	Dec. 31, 2023 shares	Sep. 30, 2024 shares	Aug. 18, 2023 shares	Dec. 31, 2022 shares
COMMON STOCK, PREFERRED STOCK AND STOCKHOLDERS' EQUITY
Common stock, shares issued after conversion			16,602,460
Common stock, shares outstanding after conversion			16,602,460
Class A Common Stock | Kingswood Acquisition Corp
COMMON STOCK, PREFERRED STOCK AND STOCKHOLDERS' EQUITY
Conversion ratio	1
Common stock, shares issued after conversion	3,203,049	3,193,083		3,193,083
Common stock, shares outstanding after conversion	3,203,049	3,193,083		3,193,083
Class B Common Stock | Kingswood Acquisition Corp
COMMON STOCK, PREFERRED STOCK AND STOCKHOLDERS' EQUITY
Number of shares converted from Class B to Class A	2,605,000
Conversion ratio	1	1
Common stock, shares issued after conversion	270,000	270,000		270,000	2,875,000
Common stock, shares outstanding after conversion	270,000	270,000		270,000	2,875,000